Schedule II - Condensed Financial Information of Registrant - Condensed Statement of Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended										9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues
Total revenues	$ 110,500		$ 120,946			$ 105,996	$ 82,004	$ (2,782)	$ 47,685	$ 0	$ 353,032	$ 330,961	$ 473,870	$ 232,903	$ 0
Expenses
General and administrative expenses	10,124	8,965	9,846	7,217	7,008	7,155	6,440	9,621	4,160	1,130	29,698	24,071	33,036	27,376	1,130
Total expenses	111,538		71,558			44,679	42,005	28,445	17,157	1,130	278,601	179,536	240,792	132,286	1,130
Net income (loss)	(5,997)	80,088	46,570	26,223	74,430	60,710	39,576	(31,107)	30,222	(1,130)	65,074	147,223	227,311	99,401	(1,130)
Parent company
Revenues
Equity in earnings of consolidated subsidiaries										(1,092)			228,646	101,346
Total revenues										(1,092)			228,646	101,346
Expenses
General and administrative expenses										38			1,335	1,945
Total expenses										38			1,335	1,945
Net income (loss)										$ (1,130)			$ 227,311	$ 99,401